October 8, 2024

VIA EDGAR

Filing Room
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: VanEck ETF Trust
Securities Act File No. 333-123257
Post-Effective Amendment No. 2,882
Investment Company Act File No. 811-10325
Amendment No. 2,886

Ladies and Gentlemen:

On behalf of VanEck ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 2,882 to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and Amendment No. 2,886 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, on Form N-1A (the “Amendment”). This filing is to amend the Registration Statement for VanEck Morningstar International Moat ETF, filed on January 26, 2024 (0001137360-24-000031) (the “Fund”), reflecting changes relating to the Fund’s underlying index. This filing should have no effect on the other existing series of the Trust. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Jonathan Simon at (212) 293-2029 or me at (212) 293-2018.

Very truly yours,

/s/ Laura I. Martinez
Laura I. Martinez